Net financial income (loss)	6 Months Ended
Jun. 30, 2025
Net Financial Income (Loss) [Abstract]
Net financial income (loss)	Net financial income (loss)

	For the six month period ended June 30,
(in thousands of euros)	2025	2024
Income from cash and cash equivalents	598	1,499
Foreign exchange gains	47	1,888
Total financial income	645	3,386
Interest costs	(4,174)	(3,772)
Net impact of accretion, discounting and catch-up on EIB loan	1,036	2,722
Lease debt interests	(69)	(89)
Foreign exchange losses	(3,624)	(324)
Total financial expenses	(6,831)	(1,463)
Net financial income (loss)	(6,186)	1,924

Income from cash and cash equivalents

For the six month period ended June 30, 2025, the €0.6 million income from cash and cash equivalents was related to short-term deposits compared to €1.5 million for the six month period ended June 30, 2024.

Interests costs

For the six month period ended June 30, 2025, total interest costs amount to €4.2 million, mainly due to interest costs on the EIB loan (see Note 13 - Financial liabilities) which consists of fixed and variable rate interests of €4.1 million.

For the six month period ended June 30, 2024, total interest costs amount to €3.8 million, mainly due to interest costs on the EIB loan which consists of fixed and variable rate interests of €3.7 million.

Net impact of accretion and discounting and catch-up on EIB loan

For the six month period ended June 30, 2025, the P&L net positive impact of accretion and discounting on EIB loan of €1.0 million corresponding to (i) the decrease in estimated debt outflows beyond 2024 - before discounting effect - resulting in a €2.4 million positive P&L effect, (ii) partially offset by -€1.4 million of discounting negative effect (See Note 13 - Financial Liabilities).

For the six month period ended June 30, 2024, the P&L net positive impact of accretion and discounting on EIB loan of €2.7 million corresponding to €13.5 million discounting positive effect, partially offset by the increase in estimated debt outflows beyond 2023 - before discounting effect - resulting in a €10.8 million negative P&L effect, due to the revised forecasts of net sales and the revised forecasts of the upfront and milestone payments related to the consideration of the license agreement signed with Janssen signed on July 7, 2023. (See Note 13 - Financial Liabilities).

Foreign exchange gains and losses

For the six month period ended June 30, 2025, the company incurred net foreign exchange exchange loss of €3.6 million, mainly related to the EUR conversion impact on short term USD deposits for €3.5 million.

For the six month period ended June 30, 2024, the Company incurred net foreign exchange gains of €1.6 million mainly related to the short term USD deposits for €1.1 million, and to the appreciation of the USD on HSBC bank current account denominated in U.S. dollars for €0.5 million.